Note 6-equity Transactions	12 Months Ended
Jul. 31, 2012
Notes
Note 6-equity Transactions

NOTE 6–EQUITY TRANSACTIONS

On May 6, 2010, the Company issued 192,500,000 common shares to its president for cash proceed of $7,025.

During July 2010, the Company issued 77,252,632 common shares for a total of $21,069 in cash.

During July 2011, the Company issued 71,547,668 common shares for a total of $12,882 in cash, net of $6,631 of direct offering costs.